Employee Benefits - Summary of Principal Assumptions Used for Purpose of Actuarial Valuation of Defined Benefit Plans (Detail) - yr	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of actuarial assumptions [line items]
Discount rate	6.05%	6.30%
Expected return on plan assets	6.05%	6.30%
Expected rate of salary increase	6.80%	6.89%
Duration of defined benefit obligations	0	0
Provident fund [member]
Disclosure of actuarial assumptions [line items]
Discount rate	7.00%	7.35%
Average remaining tenure of investment portfolio	8 years	7 years
Guaranteed rate of return	8.65%	8.55%